UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     August 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $459,151 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ANALOGIC TECHNOLOGI   COM              00752J108     3803   920913 SH       SOLE                   920913
ALPHA NATURAL RESOURCES INC    COM              02076X102    14258   136716 SH       SOLE                   136716
ANADIGICS INC                  COM              032515108     2166   219920 SH       SOLE                   219920
APPLE INC                      COM              037833100    35296   210800 SH       SOLE                   210800
AT&T INC                       COM              00206R102    13390   397437 SH       SOLE                   397437
BIGBAND NETWORKS INC           COM              089750509     2492   526921 SH       SOLE                   526921
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    16241  1970943 SH       SOLE                  1970943
CF INDS HLDGS INC              COM              125269100     1542    10090 SH       SOLE                    10090
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    20870   881692 SH       SOLE                   881692
CLEVELAND CLIFFS INC           COM              185896107    30813   258520 SH       SOLE                   258520
DECKERS OUTDOOR CORP           COM              243537107     7280    52302 SH       SOLE                    52302
FORDING CDN COAL TR            TR UNIT          345425102     5819    60857 SH       SOLE                    60857
GIANT INTERACTIVE GROUP INC    ADR              374511103     3504   289200 SH  CALL SOLE                   289200
GOOGLE INC                     CL A             38259P508    33032    62748 SH       SOLE                    62748
HASBRO INC                     COM              418056107    18411   515435 SH       SOLE                   515435
HEWLETT PACKARD CO             COM              428236103     9076   205291 SH       SOLE                   205291
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103     1752   205386 SH       SOLE                   205386
MARVELL TECHNOLOGY GROUP LTD   ORD              g5876h105    25579  1448391 SH       SOLE                  1448391
MECHEL OAO                     SPONSORED ADR    583840103     8085   163193 SH       SOLE                   163193
MERCADOLIBRE INC               COM              58733R102      923    26766 SH       SOLE                    26766
MGM MIRAGE                     COM              552953101    11345   334800 SH  PUT  SOLE                   334800
NETEASE COM INC                SPONSORED ADR    64110W102    14219   652551 SH       SOLE                   652551
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104     2646   105863 SH       SOLE                   105863
PHILLIPS VAN HEUSEN CORP       COM              718592108     2990    81655 SH       SOLE                    81655
POTASH CORP SASK INC           COM              73755L107     5768    25234 SH       SOLE                    25234
PRICELINE COM INC              COM NEW          741503403    25954   224788 SH       SOLE                   224788
RELIANCE STEEL & ALUMINUM CO   COM              759509102    15570   201976 SH       SOLE                   201976
RESEARCH IN MOTION LTD         COM              760975102     9333    79841 SH       SOLE                    79841
RF MICRODEVICES INC            COM              749941100     2797   964600 SH  CALL SOLE                   964600
SCHNITZER STL INDS             CL A             806882106    13399   116924 SH       SOLE                   116924
SIMS GROUP LTD                 SPONS ADR        829160100    19595   491107 SH       SOLE                   491107
SINCLAIR BROADCAST GROUP INC   CL A             829226109     5087   669353 SH       SOLE                   669353
STARENT NETWORKS CORP          COM              85528P108     1813   144086 SH       SOLE                   144086
STEEL DYNAMICS INC             COM              858119100     8021   205304 SH       SOLE                   205304
SUCCESSFACTORS INC             COM              864596101     2916   266297 SH       SOLE                   266297
TERRA INDS INC                 COM              880915103     5832   118178 SH       SOLE                   118178
TESSERA TECHNOLOGIES INC       COM              88164L100     5213   318421 SH       SOLE                   318421
UNITED STATES STL CORP NEW     COM              912909108    12152    65766 SH       SOLE                    65766
VISIONCHINA MEDIA INC          SPONS ADR        92833U103     5939   374208 SH       SOLE                   374208
WALTER INDS INC                COM              93317Q105    30380   279308 SH       SOLE                   279308
WARNACO GROUP INC              COM NEW          934390402     3850    87367 SH       SOLE                    87367